Mortgage Servicing Rights (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	$ 144,069,000	$ 207,319,000	$ 302,611,000
Total value of MSR declined	63,300,000	95,300,000
Rights sold to service loans		5,400,000,000
Reduction in MSR attributable to loan sales		24,600,000
Higher assumed prepayment speeds	41,300,000	31,100,000
Capitalized MSR [Member]
Participating Mortgage Loans [Line Items]
Unpaid principal of mortgage loans serviced by FHN	23,500,000,000	28,800,000,000
Mortgage Loans Serviced For Others [Member]
Participating Mortgage Loans [Line Items]
Unpaid principal of mortgage loans serviced by FHN	400,000,000	700,000,000
Total MSR recognized by FHN	2,600,000	4,200,000
Transferred To Third Parties [Member]
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	14,800,000	27,300,000
Mortgage Banking Income [Member]
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees	70,200,000	92,100,000	120,400,000
Other Income And Commissions [Member]
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees	$ 2,400,000	$ 3,800,000	$ 12,400,000